COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
COSTS AND EXPENSES BY NATURE

NOTE 27 - COSTS AND EXPENSES BY NATURE

(a) Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Aircraft fuel	1,487,776	1,045,343	2,929,008
Other rentals and landing fees (*)	755,188	720,005	1,275,859
Aircraft rentals (**)	120,630	-	-
Aircraft maintenance	533,738	472,382	444,611
Commissions	89,208	91,910	221,884
Passenger services	77,363	97,688	261,330
Other operating expenses	959,427	1,221,183	1,291,895
Total	4,023,330	3,648,511	6,424,587

(*)	Lease expenses are included within this amount (See Note 2.21)

(**)	During 2021, the Company amended its Aircraft Lease Contracts which included lease payment based on Power by the Hour (PBH) at the beginning of the contract and then switches to fixed-rent payments. A right of use asset and a lease liability was recognized as result of those amendments at the date of modification of the contract, even if they initially have a variable payment period. As a result of the application of the lease accounting policy, the right of use assets continues to be amortized on a straight-line basis over the term of the lease from the contract modification date. The expenses for the year include both: the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets from the beginning of the contract (included in the Depreciation line b) below) and interest from the lease liability (included in Lease Liabilities c) below).

	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Payments for leases of low-value assets	19,793	21,178	31,982
Rent concessions recognized directly in profit or loss	-	(110)	-
Total	19,793	21,068	31,982

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Depreciation (*)	1,114,232	1,219,586	1,389,465
Amortization	51,162	169,800	80,511
Total	1,165,394	1,389,386	1,469,976

(*)	Included within this amount is the depreciation of the Properties, plants and equipment (See Note 17 (a)) and the maintenance of the aircraft recognized as assets by right of use. The maintenance cost amount included in the depreciation line for the year ended December 31, 2021 is ThUS $ 351,701, ThUS $ 276,908 for year 2020 and ThUS $ 445,680 for the same year 2019.

(c)	Financial costs

The detail of financial costs is as follows:

	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Bank loan interest	580,193	314,468	325,650
Financial leases	46,679	45,245	61,980
Lease liabilities	121,147	170,918	181,814
Other financial instruments	57,525	56,348	20,490
Total	805,544	586,979	589,934

Costs and expenses by nature presented in this Note plus the Employee expenses disclosed in Note 23, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.

(d)	Restructuring activities expenses

The Restructuring activities expenses are detailed below:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Fair value adjustment of fleet available for sale	73,595	331,522	-
Rejection of aircraft lease contract	1,564,973	269,467	-
Rejection of IT contracts	26,368	-	-
Employee restructuring plan (*)	46,938	290,831	-
Legal advice	91,870	76,541	-
Renegotiation of fleet contracts	516,559	-	-
Others	16,879	21,648	-
Total	2,337,182	990,009	-

(*)	See note 2.1, letter c.

(e) Other (gains) losses

Other (gains) losses are detailed below:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Fuel hedging	-	82,487	-
Slot Write Off	-	36,896	-
Provision for onerous contract related to purchase commitment	(44,000)	44,000	-
Goodwill Impairment	-	1,728,975	-
Other	13,326	(17,569)	(11,525)
Total	(30,674)	1,874,789	(11,525)